Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

7.          Inventories

(In thousands)	December 31, 2018	December 31, 2019
Hardware devices (note)	12,377	9,091
Others	483	162
Less: Impairment	(193)	(3,716)
Total	12,667	5,537

Note: Hardware devices mainly include OneThing Cloud and hard disks.

OneThing Cloud is a hardware, which can be used as remote downloader, personal cloud storage and file management device. It can also act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei.

The inventory written down was USD 193,000 and USD 3,523,000 for the years ended December 31, 2018 and 2019, respectively.